Schedule of other operating expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Foreign exchange loss			$ 189,426	$ 22,287
Foreign worker levy	$ 82,944	$ 78,335	168,137	97,703
Impairment loss on receivables				44,271
Insurance	189,192	38,647	55,694	43,589
Professional fees	285,343	291,303	109,703	93,978
Property tax	54,293	54,630	108,412	105,771
Rental and storage	211,561	214,175	594,748	290,481
Utilities	36,889	92,045	189,982	157,974
Upkeep, repair and maintenance	58,165	53,392	230,037	317,267
Chemical and incineration fees	189,545	70,378	396,428	229,204
Bank service charges	3,528	45,878	50,427	8,203
Listing fees and expenses	75,641
Others	25,172	52,743	9,398	117,099
Other operating expenses	$ (1,212,273)	$ (991,526)	$ (2,102,392)	$ (1,527,827)